Note 9 - Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
	May 7, 2015	December 31, 2016	December 31, 2017
Expected life (years)	3	1.35	1.35
Risk-free interest rate	0.64%	0.87%	1.64%
Dividend yield	0.00%	0.00%	0.00%
Foreign exchange rate (USD/CAD)	0.8276	0.77	0.79
Expected volatility	222.04%	147.70%	140.00%